Income Taxes - Temporary differences and tax loss carryforwards to arrive deferred income taxes (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Taxes
Deferred income tax assets, net	$ 13,791,257	$ 12,317,531	$ 12,380,445
Benefit from tax loss carryforwards derived from the disposal of the Group's investment in GSF	3,301,222	3,149,130
Accrued liabilities
Income Taxes
Deferred tax assets	3,619,288	3,388,289
Deferred income tax assets, net	3,619,288	3,388,289	3,208,863
Loss allowance
Income Taxes
Deferred tax assets	1,344,425	1,115,990
Deferred income tax assets, net	1,344,425	1,115,990	1,160,708
Customer advances
Income Taxes
Deferred tax assets	1,799,330	2,230,958
Deferred income tax assets, net	1,799,330	2,230,958	2,761,196
Property, plant and equipment, net
Income Taxes
Deferred tax assets	1,570,890	1,159,085
Deferred income tax assets, net	1,570,890	1,159,085
Prepaid expenses and other items
Income Taxes
Deferred tax assets	1,125,387
Deferred income tax assets, net	1,125,387
Operating tax losses
Income Taxes
Deferred tax assets	8,677,220	10,596,342
Capital tax losses
Income Taxes
Deferred tax assets	1,036,955	1,812,648
Investments
Income Taxes
Deferred tax liabilities	(4,511,674)	(3,968,176)
Deferred income tax assets, net	(4,511,674)	(3,968,176)	(4,471,232)
Derivative financial instruments
Income Taxes
Deferred tax liabilities	(248,547)	(355,051)
Deferred income tax assets, net	(248,547)	(355,051)
Intangible assets and transmission rights
Income Taxes
Deferred tax liabilities	(843,409)	(2,646,267)
Deferred income tax assets, net	(843,409)	(2,646,267)	(2,898,572)
Prepaid expenses and other items
Income Taxes
Deferred tax liabilities		(1,274,056)
Deferred income taxes of Mexican companies
Income Taxes
Deferred income tax assets, net	13,569,865	12,059,762
Deferred income tax assets of foreign subsidiaries
Income Taxes
Deferred income tax assets, net	$ 221,392	$ 257,769	$ 279,683